Geographic and Significant Customer Information	6 Months Ended
Jun. 30, 2024
Geographic and Significant Customer Information [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 5 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment that designs, develops, manufactures and markets Cryoablation medical devices. The results of operations provided to and analyzed by the CODM are at the consolidated level and accordingly, key resources and assessments of performance are performed at the consolidated level. We continue to evaluate our internal reporting structure and the potential impact of any changes on our segment reporting.

The following table sets forth reporting revenue information by geographic region:

	Six months ended June 30,	Six months ended June 30,
	2024	2023
United States	524	488
Japan	335	371
India	238	89
China	-	232
Israel	8	28
Other[1]	649	439
	1,754	1,647

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.